Filed with the Securities and Exchange Commission on January 13, 2015

1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60	☒

(Check appropriate box or boxes.)

Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius, LLP
2020 K Street NW
Washington, D.C. 20006-1806

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 56 to the Trust for Advised Portfolios (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 55 on Form N-1A filed December 23, 2014, which became effective December 30, 2014.  This PEA No. 59 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 55 to the Trust’s Registration Statement for its series:  Thomas Crown Global Long/Short Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 59 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 13th day of January, 2015.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 59 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Chrystal*	Trustee	January 13, 2015
John Chrystal

/s/ Albert J. DiUlio, S.J.*	Trustee	January 13, 2015
Albert J. DiUlio, S.J.

/s/ David S. Krause*	Trustee	January 13, 2015
David S. Krause

/s/ Harry E. Resis*	Trustee	January 13, 2015
Harry E. Resis

/s/ Ian Martin*	Trustee	January 13, 2015
Ian Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	January 13, 2015
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	January 13, 2015
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		January 13, 2015
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE